PROSPECTUS

Municipal Cash Series II

A Portfolio of Cash Trust Series II

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A money market mutual fund seeking current income exempt from federal regular income tax consistent with stability of principal by investing in a portfolio of short-term, high-quality tax exempt securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JULY 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 6

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What Do Shares Cost? 6

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How is the Fund Sold? 7

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How to Purchase Shares 7

How to Redeem Shares 8

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Account and Share Information 11

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Who Manages the Fund? 12

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Financial Information 12

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Independent Auditors' Report 30

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

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The Fund's investment objective is current income exempt from federal regular income tax consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to the alternative minimum tax for individuals and corporations (AMT). The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 1.73%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 0.90% (quarter ended June 30, 1995). Its lowest quarterly return was 0.45% (quarter ended March 31, 1994).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	2.77%
5 Years	3.04%
Start of Performance[1]	2.94%

1 The Fund's start of performance date was February 13, 1991.

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The Fund's 7-Day Net Yield as of December 31, 1999 was 3.94%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

MUNICIPAL CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.20%
Shareholder Services Fee	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.87%
1 Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2000.
Total Waiver of Fund Expenses	0.06%
Total Actual Annual Fund Operating Expenses (after waiver)	0.81%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.44% for the fiscal year ended May 31, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	89

3 Years	$	278

5 Years	$	482

10 Years	$	1,073

What are the Fund's Investment Strategies?

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The Fund invests in a portfolio of short-term, high-quality tax exempt securities. At least 80% of the Fund's annual interest income will be exempt from federal regular income tax. Interest from the Fund's investments may be subject to AMT. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to limit the credit risk taken by the Fund and select investments with enhanced yields.

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The Adviser performs a fundamental credit analysis to develop an approved list of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).

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The Adviser targets an average portfolio maturity based upon its interest rate outlook and the tax exempt securities available. The Adviser formulates its interest rate outlook by analyzing a variety of factors such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve's monetary policy. The Adviser structures the portfolio by investing primarily in variable rate demand instruments and municipal notes. The Adviser generally shortens the portfolio's maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors.

What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Investment Ratings

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The securities in which the Fund invests must be rated in one of the two highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings.

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What are the Specific Risks of Investing in the Fund?

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

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Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investor Services, Inc. These NRSROs assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely on the Adviser's credit assessment.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks or companies with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

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What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

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Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate section of the New Account Form.

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How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

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You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 30.

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.03	0.03	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	3.14%	2.76%	3.09%	2.96%	3.22%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.81%	0.79%	0.79%

Net investment income	3.12%	2.72%	3.03%	2.93%	3.17%

Expense waiver/reimbursement[2]	0.06%	0.07%	0.04%	0.16%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$364,467	$257,445	$266,076	$253,106	$59,888

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--98.1%[1]
		Alabama--3.3%
$550,000		Abbeville, AL, IDB, Monthly VRDNs (Great Southern Wood Preserving Co.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	$550,000
3,055,000		Birmingham, AL IDA, Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	3,055,000
845,000		Huntsville, AL IDB, Weekly VRDNs (Giles & Kendall, Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	845,000
7,575,000		St. Clair County, AL IDB, Series 1993, Weekly VRDNs (Ebsco Industries, Inc.)/ (National Australia Bank, Ltd., Melbourne LOC)	7,575,000

		TOTAL	12,025,000

		Arizona--2.0%
1,000,000		Phoenix, AZ IDA, Series 1997, Weekly VRDNs (Interface Data Systems, Inc.)/ (Bank One, Arizona N.A. LOC)	1,000,000
1,300,000		Phoenix, AZ IDA, Series 1998, Weekly VRDNs (Standard Printing Company, Inc.)/ (Bank One, Arizona N.A. LOC)	1,300,000
1,000,000		Pima County, AZ IDA, Series 2000A-3, 4.30% Bonds (Trinity Funding Co. INV), 5/15/2001	1,000,000
4,019,000		Pima County, AZ IDA, Single Family Mortgage, PA-159, Weekly VRDNs (GNMA COL)/(Merrill Lynch Capital Services, Inc. LIQ)	4,019,000

		TOTAL	7,319,000

		Arkansas--2.2%
4,100,000		Arkansas Development Finance Authority, Series 1999A, Weekly VRDNs (Riceland Foods, Inc.)/(Banque Nationale de Paris LOC)	4,100,000
4,000,000		Nashville, AR, Series 2000, Weekly VRDNs (Ox Bodies)/ (Regions Bank, Alabama LOC)	4,000,000

		TOTAL	8,100,000

		Colorado--1.0%
1,360,000	[2]	Colorado HFA, MERLOTS, Series C, 4.50% TOBs (First Union National Bank, Charlotte, NC LIQ) Optional Tender 2/1/2001	1,360,000
2,300,000		Colorado HFA, Series 1996, Weekly VRDNs (Neppl-Springs Fabrication)/ (U.S. Bank, N.A., Minneapolis LOC)	2,300,000

		TOTAL	3,660,000

		Florida--2.4%
8,675,000		Escambia County, FL HFA, PT-121, Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ)	8,675,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Georgia--1.6%
$4,000,000		Clayton County, GA Housing Authority, Series 2000, Villages at Lake Ridge Apartments, Weekly VRDNs (Timber Mills Partners, LP)/(Amsouth Bank N.A., Birmingham LOC)	$4,000,000
2,000,000		Crisp County, GA Development Authority, Series B, 4.35% TOBs (Masonite Corp.)/(International Paper Co. GTD), Optional Tender 9/1/2000	2,000,000

		TOTAL	6,000,000

		Hawaii--2.0%
7,500,000		Honolulu, HI City & County, Series 1999, Block J, 5.605% TOBs (Bayerische Landesbank Girozentrale) Mandatory Tender 12/1/2000	7,500,000

		Illinois--5.0%
4,000,000		Chicago, IL, Gas Supply Revenue Bonds, Series 1993B, 4.05% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 12/1/2000	4,000,000
7,000,000		Chicago, IL, Series 2000C, Weekly VRDNs (Peoples Gas Light & Coke Co.)	7,000,000
3,960,000	[2]	Chicago, IL Single Family Mortgage, PT-290, 3.90% TOBs (GNMA COL)/(Landesbank Hessen-Thueringen, Frankfurt LIQ), Optional Tender 10/5/2000	3,960,000
1,085,000		Illinois Development Finance Authority, Weekly VRDNs (Olympic Steel, Inc.)/(National City Bank, Ohio LOC)	1,085,000
2,109,000		Peoria, IL, Series 1996, Weekly VRDNs (J.T. Fennell Company, Inc. Project)/ (Bank One, Illinois, N.A. LOC)	2,109,000

		TOTAL	18,154,000

		Indiana--5.3%
1,500,000		Huntington, IN, Series 1998, Weekly VRDNs (DK Enterprises LLC)/(Norwest Bank Minnesota, N.A. LOC)	1,500,000
2,000,000		Huntington, IN, Series 1998, Weekly VRDNs (Huesing Industries, Inc.)/ (Norwest Bank Minnesota, N.A. LOC)	2,000,000
1,225,000		Indiana Development Finance Authority, Economic Development Revenue Refunding Bonds, Weekly VRDNs (T. M. Morris Manufacturing Co., Inc. Project)/(Bank One, Indiana, N.A. LOC)	1,225,000
1,000,000		Indiana EDC, Revenue Bonds, Series 1989, Weekly VRDNs (O'Neal Steel, Inc.)/ (SouthTrust Bank of Alabama, Birmingham LOC)	1,000,000
6,000,000		Indiana State Educational Facilities Authority, Series 1999, 4.10% BANs (Wabash College) 8/1/2000	6,000,000
2,500,000		Indiana State Educational Facilities Authority, Series 2000A, 4.90% BANs (Wabash College) 5/3/2001	2,507,685
2,310,000		Indianapolis, IN, Series 1991, Weekly VRDNs (Cantor & Coleman II Project)/ (Bank One, Indiana, N.A. LOC)	2,310,000
960,000		Tipton, IN, Series 1997, Weekly VRDNs (MCJS, LLC)/(Bank One, Indiana, N.A. LOC)	960,000
1,995,000		Winamac, IN, Series 1997, Weekly VRDNs (Pulaski Health Foundation, Inc.)/ (KeyBank, N.A. LOC)	1,995,000

		TOTAL	19,497,685

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Iowa--1.8%
$5,225,000		Iowa Finance Authority, ABCM Corporation, Series 2000A, 5.70% TOBs (HSBC Bank USA) 3/1/2001	$5,225,000
1,225,000		Iowa Finance Authority, Series 1998, Weekly VRDNs (Schumacher Elevator)/ (Norwest Bank Minnesota, N.A. LOC)	1,225,000

		TOTAL	6,450,000

		Kansas--1.5%
1,325,000		Olathe, KS, Series 1998, Weekly VRDNs (Eskridge, Inc.)/ (Commerce Bank, Kansas City, N.A. LOC)	1,325,000
4,000,000		Sedgwick & Shawnee Counties, KS, Variable Rate Certificates, Series 1999W, Weekly VRDNs (GNMA COL)/(Bank of America, N.A. LIQ)	4,000,000

		TOTAL	5,325,000

		Kentucky--7.2%
6,000,000		Berea, KY, Series 1997, Weekly VRDNs (Tokico (USA), Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	6,000,000
1,260,000		Boone County, KY, Series 1996, Weekly VRDNs (Western States Envelope Co.)/ (Bank One, Wisconsin, N.A. LOC)	1,260,000
3,500,000		Graves County, KY, School Building Revenue Bonds, Series 1998, Weekly VRDNs (Seaboard Farms Project)/(Bank of New York, New York LOC)	3,500,000
3,405,000		Henderson City, KY, Series 1998, Weekly VRDNs (Vincent Industrial Plastics, Inc.)/ (SunTrust Bank, Nashville LOC)	3,405,000
1,010,000		Jefferson County, KY, Weekly VRDNs (Advanced Filtration, Inc.)/(Bank One, Kentucky LOC)	1,010,000
1,950,000		Kenton County, KY, Series 1999, Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,950,000
5,995,000	[2]	Kentucky Housing Corp., Variable Rate Certificates, Series 1998O, 3.78% TOBs (Bank of America, N.A. LIQ), Optional Tender 8/3/2000	5,995,000
1,925,000		Muhlenberg County, KY, Series 1997, Weekly VRDNs (Plastic Products Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)	1,925,000
1,260,000		Muhlenberg County, KY, Series A, Weekly VRDNs (Plastic Products Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)	1,260,000

		TOTAL	26,305,000

		Maryland--3.4%
5,570,000		Maryland EDC, Series 1999A, Weekly VRDNs (Victor Graphics, Inc.)/(Allfirst LOC)	5,570,000
970,000		Maryland State Community Development Administration, Series 1990A, Weekly VRDNs (College Estates)/(Allfirst LOC)	970,000
5,900,000		Maryland State Community Development Administration, Series 1990B, Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Bank of America, N.A. LOC)	5,900,000

		TOTAL	12,440,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Massachusetts--1.3%
$4,725,000		Massachusetts IFA, Weekly VRDNs (Commonwealth Laurel Lake Realty)/ (KeyBank, N.A. LOC)	$4,725,000

		Minnesota--2.2%
835,000		Byron, MN, Weekly VRDNs (Schmidt Printing)/(Norwest Bank Minnesota, N.A. LOC)	835,000
5,040,000		St. Michael, MN, Series 1999, Weekly VRDNs (TC/American Monorail, Inc.)/ (Norwest Bank Minnesota, N.A. LOC)	5,040,000
2,000,000		White Bear Lake, MN, Century Townhomes, Series 1997, 5.51% TOBs (Westdeutsche Landesbank Girozentrale), Optional Tender 6/1/2000	2,000,000

		TOTAL	7,875,000

		Mississippi--0.3%
1,200,000		Senatobia, MS, Weekly VRDNs (Deltona Lighting Products, Inc.)/(Southtrust Bank of West Florida, St. Petersburg LOC)	1,200,000

		Missouri--2.1%
2,550,000		Missouri Development Finance Board, IDRBs, Series 1996, Weekly VRDNs (LaGrange Foundry Inc. Project)/(Harris Trust & Savings Bank, Chicago LOC)	2,550,000
5,000,000		St. Louis, MO IDA, Homer G. Phillips Dignity House, Series 1999, 5.70% TOBs (Bayerische Landesbank Girozentrale), Mandatory Tender 12/1/2000	5,000,000

		TOTAL	7,550,000

		Multi State--6.2%
1,000,000		Charter Mac Floater Certificates Trust I (First Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	1,000,000
13,500,000		(Charter Mac Floater Certificates Trust I (Second Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	13,500,000
5,000,000		Charter Mac Floater Certificates Trust I (Sixth Traunch) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	5,000,000
3,000,000		Charter Mac Floater Certificates Trust I (Third Tranche) Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Brussels and Toronto Dominion Bank LIQs)	3,000,000
9,575		Clipper Tax-Exempt Certificates Trust, AMT MultiState, Series B, Weekly VRDNs (State Street Bank and Trust Co. LIQ)	9,575

		TOTAL	22,509,575

		New Hampshire--0.9%
1,205,000		New Hampshire Business Finance Authority, IDRB, Series A, Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)	1,205,000
2,000,000		New Hampshire State IDA, Series 1991, 4.75% TOBs (International Paper Co.) Optional Tender 10/15/2000	2,000,000

		TOTAL	3,205,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		New Jersey--0.7%
$2,405,000	[2]	New Jersey Housing & Mortgage Financing Authority, PT-285, 3.80% TOBs (MBIA INS)/(Landesbank Hessen-Thueringen, Frankfurt LIQ) Optional Tender 8/10/2000	$2,405,000

		New York--2.7%
10,000,000		New York City, NY Transitional Finance Authority, 1999 Trust Receipts FR/RI-A47, Weekly VRDNs (Bank of New York, New York LIQ)	10,000,000

		North Dakota--0.2%
910,000		Fargo, ND, IDRB, Series 1994, Weekly VRDNs (Pan-O-Gold Baking Co. Project)/ (Norwest Bank Minnesota, N.A. LOC)	910,000

		Ohio--16.8%
8,338,000		ABN AMRO MuniTOPS Certificates Trust, Ohio Non-AMT, Series 1998-18, Weekly VRDNs (Cleveland, OH Waterworks)/ (FSA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ)	8,338,000
2,000,000		Canal Winchester, OH Local Schools, 4.91% BANs, 2/22/2001	2,007,124
4,210,000		Clermont County, OH, Variable Rate IDRBs, Series 1997, Weekly VRDNs (Buriot International, Inc.)/(PNC Bank, N.A. LOC)	4,210,000
1,500,000		Cuyahoga County, OH Hospital Authority, Series C, Weekly VRDNs (Cleveland Clinic)	1,500,000
1,410,000		Cuyahoga County, OH IDA, IDRB, Series 1995, Weekly VRDNs (Avalon Precision Casting Co. Project)/(KeyBank, N.A. LOC)	1,410,000
1,100,000		Cuyahoga County, OH IDA, Weekly VRDNs (Cleveland Gear Co.)/ (KeyBank, N.A. LOC)	1,100,000
3,090,000		Cuyahoga County, OH IDA, Weekly VRDNs (Watt Printers)/(Bank One, N.A. (Ohio) LOC)	3,090,000
10,000,000		Franklin County, OH Hospital Facility Authority, Series A, Weekly VRDNs (U.S. Health Corp. of Columbus)/(Morgan Guaranty Trust Co., New York LOC)	10,000,000
2,570,000		Franklin County, OH IDA, Weekly VRDNs (Promark Electronics, Inc.)/(Bank One, N.A. (Ohio) LOC)	2,570,000
5,400,000		Medina County, OH, Solid Waste Disposal Revenue Bonds, Series 1995, Weekly VRDNs (Valley City Steel Company Project)/(KeyBank, N.A. LOC)	5,400,000
2,530,000		Ohio HFA, PT-122, Weekly VRDNs (GNMA COL)/(Banco Santander Central Hispano, S.A. LIQ)	2,530,000
3,635,000		Ohio State, Environmental Improvement Revenue Bonds, Series 1996, Weekly VRDNs (Newark Group Industries, Inc.)/(Chase Manhattan Bank N.A., New York LOC)	3,635,000
5,925,000		Summit County, OH IDR, Series 1999, Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	5,925,000
1,750,000		Summit County, OH IDR, Weekly VRDNs (Maison Aine Limited Partnership)/ (Bank of America, N.A. LOC)	1,750,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Ohio--continued
$4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds, Series 1996-1, Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank N.V., Amsterdam LOC)	$4,000,000
3,720,000		Youngstown, OH, Adjustable Rate Demand IDRBs, Series 1996A, Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/(HSBC Bank USA LOC)	3,720,000

		TOTAL	61,185,124

		Oklahoma--1.5%
5,360,000		Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A Certificates, Series 1996E, Weekly VRDNs (GNMA COL)/(CDC Municipal Products, Inc. LIQ)	5,360,000

		Oregon--3.9%
2,200,000		Oregon State Economic and Community Development Commission, Series 191, Weekly VRDNs (Western Oregon Door, LLC)/(Norwest Bank Minnesota, N.A. LOC)	2,200,000
12,000,000		Wasco County, OR, Series 1999, Weekly VRDNs (Waste Connections, Inc.)/ (BankBoston, N.A. LOC)	12,000,000

		TOTAL	14,200,000

		Pennsylvania--1.2%
3,520,000		Montgomery County, PA IDA, Series 2000, Weekly VRDNs (American Foodservice Corp.)/(First Union National Bank, Charlotte, NC LOC)	3,520,000
400,000		Pennsylvania EDFA, Series 1998A, Weekly VRDNs (Fourth Generation Realty, LLC)/ (PNC Bank, N.A. LOC)	400,000
400,000		Pennsylvania EDFA, Series F, Weekly VRDNs (Respironics, Inc.)/(PNC Bank, N.A. LOC)	400,000

		TOTAL	4,320,000

		South Dakota--2.0%
3,160,000		South Dakota Housing Development Authority, Homeownership Mortgage Bonds, Series 1997E, Weekly VRDNs	3,160,000
4,000,000		South Dakota Housing Development Authority, Series 1999-H, 3.85% BANs, 9/28/2000	4,000,000

		TOTAL	7,160,000

		Tennessee--5.6%
5,000,000		Chattanooga, TN HEFA, Weekly VRDNs (McCallie School)/ (SunTrust Bank, Atlanta LOC)	5,000,000
4,590,000		Hamilton County, TN IDB, Weekly VRDNs (Pavestone Co.)/ (Bank One, Texas N.A. LOC)	4,590,000
1,980,000		Hendersonville, TN IDB, Series 1996, Weekly VRDNs (Betty Machine Co. Project)/ (First Union National Bank, Charlotte, NC LOC)	1,980,000
1,500,000		Jackson, TN IDB, Solid Waste Facility Bonds, Series 1995, Weekly VRDNs (Florida Steel Corp.)/(Bank of America, N.A. LOC)	1,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$1,500,000		Memphis, TN, 4.50% Bonds, 10/1/2000	$1,502,896
3,000,000		Morristown, TN IDB, Series 1999, Weekly VRDNs (Tuff Torq Corp.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	3,000,000
1,000,000		Tullahoma, TN, Series 1999, Weekly VRDNs (Createc Corp.)/ (Fifth Third Bank, Cincinnati LOC)	1,000,000
1,900,000		Union County, TN IDB, Series 1995, Weekly VRDNs (Cooper Container Corporation Project)/(SunTrust Bank, Nashville LOC)	1,900,000

		TOTAL	20,472,896

		Texas--6.9%
7,400,000		ABIA Development Corp., TX, PT-117, Weekly VRDNs (Austin Airport)/ (Asset Guaranty INS)/(Merrill Lynch Capital Services, Inc. LIQ)	7,400,000
2,000,000		Angelina and Neches River Authority, TX, Solid Waste Disposal Revenue Bonds, Series 1993, 6.30% CP (Temple-Eastex, Inc.)/(Temple-Inland, Inc. GTD) Mandatory Tender 6/8/2000	2,000,000
2,000,000		Bexar County, TX IDC, Series 2000, Weekly VRDNs (Coilplus-Texas, Inc.)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	2,000,000
7,000,000		Colorado County, TX IDC, Series 2000, Weekly VRDNs (Great Southern Wood Preserving Inc.)/(SouthTrust Bank of Alabama, Birmingham LOC)	7,000,000
4,000,000		Sabine River Authority, TX, Series 1995C, Daily VRDNs (Texas Utilities Electric Co.)/ (UBS AG LOC)	4,000,000
2,830,000		Tarrant County, TX IDC, Weekly VRDNs (Holden Business Forms)/(Norwest Bank Minnesota, N.A. LOC)	2,830,000

		TOTAL	25,230,000

		Utah--0.6%
2,240,000		Emery County, UT, PCR Refunding Bonds, Series 1994, Daily VRDNs (Pacificorp)/(AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ)	2,240,000

		Virginia--2.0%
1,000,000		Campbell County, VA IDA, Solid Waste Disposal Facilities Revenue, ACES, Weekly VRDNs (Georgia-Pacific Corp.)/ (SunTrust Bank, Atlanta LOC)	1,000,000
4,000,000		Dinwiddie County, VA IDA, Series 1999A, Daily VRDNs (Chaparral Steel Co.)/ (Bank of America, N.A. LOC)	4,000,000
2,500,000		Halifax, VA IDA, MMMs, PCR, 4.10% CP (Virginia Electric Power Co.) Mandatory Tender 6/12/2000	2,500,000

		TOTAL	7,500,000

		Washington--1.0%
3,500,000		Pierce County, WA EDC, Series 1995, Weekly VRDNs (Simpson-Tacoma Kraft Company)/(Bank of America, N.A. LOC)	3,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Wisconsin--1.3%
$1,700,000		Combined Locks, WI, Development Revenue Bonds, Series 1997, Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto LOC)	$1,700,000
1,120,000		Milwaukee, WI, Weekly VRDNs (Pelton Casteel, Inc.)/(Norwest Bank Minnesota, N.A. LOC)	1,120,000
1,825,000		Wisconsin Housing & Economic Development Authority, Business Development Revenue Bonds, Series 1995, Weekly VRDNs (Carlson Tool & Manufacturing Corp.)/ (Firstar Bank, Milwaukee LOC)	1,825,000

		TOTAL	4,645,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$357,643,280

Securities that are subject to the alternative minimum tax represent 85.4% of the portfolio as calculated based upon total portfolio market value.

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2000, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (Unaudited)

First Tier	Second Tier
98.3%	1.7%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, these securities amounted to $13,720,000, which represents 3.8% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($364,466,758) at May 31, 2000.

The following acronyms are used throughout this portfolio:

ACES	--Adjustable Convertible Extendable Securities
AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDC	--Economic Development Commission
EDFA	--Economic Development Financing Authority
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IFA	--Industrial Finance Authority
INS	--Insured
INV	--Investment Agreement
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Total investments in securities, at amortized cost and value		$357,643,280
Cash		4,782,711
Income receivable		2,515,950
Receivable for shares sold		1,327

TOTAL ASSETS		364,943,268

Liabilities:
Income distribution payable	$406,898
Accrued expenses	69,612

TOTAL LIABILITIES		476,510

Net assets for 364,466,758 shares outstanding		$364,466,758

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$364,466,758 ÷ 364,466,758 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$11,352,891

Expenses:
Investment adviser fee	$1,443,050
Administrative personnel and services fee	217,459
Custodian fees	17,242
Transfer and dividend disbursing agent fees and expenses	82,414
Directors'/Trustees' fees	8,762
Auditing fees	13,197
Legal fees	10,159
Portfolio accounting fees	66,674
Distribution services fee	577,178
Share registration costs	26,951
Printing and postage	29,786
Insurance premiums	18,162
Miscellaneous	1,797

TOTAL EXPENSES	2,512,831

Waiver:
Waiver of investment adviser fee	(162,488)

Net expenses		2,350,343

Net investment income		$9,002,548

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,002,548	$7,364,551

Distributions to Shareholders:
Distributions from net investment income	(9,002,548)	(7,364,551)

Share Transactions:
Proceeds from sale of shares	1,750,703,422	1,184,015,170
Net asset value of shares issued to shareholders in payment of distributions declared	8,189,742	6,774,275
Cost of shares redeemed	(1,651,871,612)	(1,199,420,167)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	107,021,552	(8,630,722)

Change in net assets	107,021,552	(8,630,722)

Net Assets:
Beginning of period	257,445,206	266,075,928

End of period	$364,466,758	$257,445,206

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the " Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost, which approximates fair market value, in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2000, capital paid-in aggregated $364,466,758. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	1,750,703,422	1,184,015,170
Shares issued to shareholders in payment of distributions declared	8,189,742	6,774,275
Shares redeemed	(1,651,871,612)	(1,199,420,167)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	107,021,552	(8,630,722)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $903,907,000 and $1,033,594,200, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II
AND SHAREHOLDERS OF MUNICIPAL CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series II (the "Fund") (a portfolio of Cash Trust Series II) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Municipal Cash Series II

A Portfolio of Cash Trust Series II

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JULY 31, 2000

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A Statement of Additional Information (SAI) dated July 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Municipal Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269
Cusip 147552103

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0111205A (7/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Treasury Cash Series II

A Portfolio of Cash Trust Series II

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury securities.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JULY 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

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What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 5

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What Do Shares Cost? 6

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How is the Fund Sold? 6

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How to Purchase Shares 7

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How to Redeem Shares 8

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Account and Share Information 10

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Who Manages the Fund? 12

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Financial Information 12

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Independent Auditors' Report 22

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value ("NAV") of $1.00 per Share.

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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Historically, the Fund has maintained a constant $1.00 NAV per share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based on NAV.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.54%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 1.31% (quarter ended June 30, 1995). Its lowest quarterly return was 0.58% (quarter ended December 31, 1993).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999.

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Calendar Period	Fund
1 Year	4.25%
5 Years	4.72%
Start of Performance[1]	4.18%

1 The Fund's start of performance date was February 8, 1991.

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The Fund's 7-Day Net Yield as of December 31, 1999 was 4.12%.

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You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price) .	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (Before Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee[3]	0.20%
Shareholder Services Fee	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.88%

1 Although not contractually obligated to do so, the adviser waived certain amounts and the distributor elected not to accrue a portion of its distribution (12b-1) fee during the fiscal year ended May 31, 2000. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2000.

Total Waiver and Reduction of Fund Expenses	0.05%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.83%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.46% for the fiscal year ended May 31, 2000.

3 The distributor voluntarily elected not to accrue a portion of the distribution (12b-1) fee. The distributor can terminate this voluntary reduction at any time. The distribution (12b-1) fee paid by the Fund (after the voluntary reduction) was 0.19% for the fiscal year ended May 31, 2000.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers and reductions as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	$90

3 Years	$281

5 Years	$488

10 Years	$1,084

What are the Fund's Investment Strategies?

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The Fund invests at least 65% of its total assets in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The dollar-weighted average maturity of the Fund's portfolio will be 90 days or less. The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

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  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser. Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge. NAV is determined at 12:00 noon and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $1,000 and $50, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker/dealers, or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

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BY AUTOMATED CLEARING HOUSE (ACH)

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Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate section of the New Account Form.

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How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before 12:00 noon (Eastern time), your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 12:00 noon (Eastern time), your redemption will be wired to you the following business day. You will receive that day's dividend. Under limited circumstances, arrangements may be made with the Distributor for same-day payment of redemption proceeds, without that day's dividend, for redemption requests received before 2:00 p.m. (Eastern time).

By Mail

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 22.

Year Ended May 31	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income From Investment Operations:
Net investment income	0.05	0.04	0.05	0.05	0.05
Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return[1]	4.66%	4.39%	4.88%	4.65%	4.97%

Ratios to Average Net Assets:

Expenses	0.83%	0.83%	0.83%	0.85%	0.86%

Net investment income	4.60%	4.28%	4.76%	4.55%	4.83%

Expense waiver/reimbursement[2]	0.04%	0.04%	0.02%	0.01%	0.01%

Supplemental Data

Net assets, end of period (000 omitted)	$309,959	$233,037	$226,667	$343,071	$402,378

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2000

Principal Amount			Value
		SHORT-TERM U.S. TREASURY OBLIGATIONS--13.2%
	[1]	U.S. Treasury Bill--0.5%
$1,500,000		5.210%, 11/9/2000	$1,465,050

		U.S. Treasury Notes--12.7%
39,750,000		4.000% - 6.000%, 7/31/2000 - 5/31/2001	39,428,983

		TOTAL SHORT-TERM U.S TREASURY OBLIGATIONS	40,894,033

		REPURCHASE AGREEMENTS--86.9%[2]
10,000,000		ABN AMRO, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Barclays Capital, Inc., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Bear, Stearns and Co., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
35,000,000		CIBC Wood Gundy Securities Corp., 6.350%, dated 5/31/2000, due 6/1/2000	35,000,000
10,000,000		CIBC Wood Gundy Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
44,260,000		Deutsche Bank Financial, Inc., 6.370%, dated 5/31/2000, due 6/1/2000	44,260,000
10,000,000		Donaldson, Lufkin and Jenrette Securities Corp., 6.375%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		First Union Capital Markets, 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Goldman Sachs Group, 6.360%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		J.P. Morgan & Co., Inc., 6.350%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Paribas Corp., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Salomon Brothers, Inc., 6.380%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Scotia McLeod (USA), Inc., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Societe Generale Securities Corp., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		State Street Bank and Trust Co., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
10,000,000		Toronto Dominion Securities (USA), Inc., 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000
40,000,000		Warburg Dillon Reed, 6.370%, dated 5/31/2000, due 6/1/2000	40,000,000
10,000,000		Westdeutsche Landesbank Girozentrale, 6.370%, dated 5/31/2000, due 6/1/2000	10,000,000

		TOTAL REPURCHASE AGREEMENTS	269,260,000

		TOTAL INVESTMENTS (AT AMORTIZED COST)[3]	$310,154,033

1 Each issue shows the rate of discount at time of purchase.

2 The repurchase agreements are fully collateralized by U.S. Treasury or government agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($309,959,133) at May 31, 2000.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Investments in repurchase agreements	$269,260,000
Investment in securities	40,894,033

Total investments in securities, at amortized cost and value		$310,154,033
Income receivable		453,398

TOTAL ASSETS		310,607,431

Liabilities:
Payable for shares redeemed	6,880
Income distribution payable	567,850
Payable to bank	1,333
Accrued expenses	72,235

TOTAL LIABILITIES		648,298

Net assets for 309,959,133 shares outstanding		$309,959,133

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$309,959,133 ÷ 309,959,133 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest		$13,465,741

Expenses:
Investment adviser fee	$1,239,881
Administrative personnel and services fee	186,846
Custodian fees	42,376
Transfer and dividend disbursing agent fees and expenses	66,689
Directors'/Trustees' fees	5,797
Auditing fees	13,175
Legal fees	5,109
Portfolio accounting fees	69,078
Distribution services fee	478,594
Share registration costs	21,192
Printing and postage	19,890
Insurance premiums	1,550
Miscellaneous	8,474

TOTAL EXPENSES	2,158,651

Waiver:
Waiver of investment adviser fee	(100,449)

Net expenses		2,058,202

Net investment income		$11,407,539

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,407,539	$8,831,616

Distributions to Shareholders:
Distributions from net investment income	(11,407,539)	(8,831,616)

Share Transactions:
Proceeds from sale of shares	1,265,774,107	952,869,243
Net asset value of shares issued to shareholders in payment of distributions declared	5,769,002	4,568,351
Cost of shares redeemed	(1,194,620,830)	(951,067,767)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	76,922,279	6,369,827

Change in net assets	76,922,279	6,369,827

Net Assets:
Beginning of period	233,036,854	226,667,027

End of period	$309,959,133	$233,036,854

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 2000, capital paid-in aggregated $309,959,133. Transactions in capital stock were as follows:

Year Ended May 31	2000	1999
Shares sold	1,265,774,107	952,869,243
Shares issued to shareholders in payment of distributions declared	5,769,002	4,568,351
Shares redeemed	(1,194,620,830)	(951,067,767)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	76,922,279	6,369,827

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund, annually, to reimburse FSC.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF CASH TRUST SERIES II
AND SHAREHOLDERS OF TREASURY CASH SERIES II:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series II (the "Fund") (a portfolio of the Cash Trust Series II) as of May 31, 2000, and the related statement of operations for the year ended May 31, 2000, the statement of changes in net assets for the years ended May 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at May 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 14, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Treasury Cash Series II

A Portfolio of Cash Trust Series II

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JULY 31, 2000

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A Statement of Additional Information (SAI) dated July 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Semi-Annual Report to shareholders as they become available. To obtain the SAI, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-6269
Cusip 147552301

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0111203A (7/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

Appendix

PROSPECTUSES - RISK/RETURN BAR CHARTS

Municipal Cash Series II

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Municipal Cash Series II as of the calendar year-end for each of eight years.

     The ‘y’axis reflects the “% Total Return”beginning with “0”and increasing in increments of 1% up to 4%.

     The ‘x’axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999. The percentages noted are: 2.72%, 2.03%, 2.37%, 3.43%, 2.99%, 3.07%, 2.94%, and 2.77%.

Treasury Cash Series II

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Treasury Cash Series II as of the calendar year-end for each of eight years.

     The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 2% up to 6%.

     The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 1999. The light gray shaded chart features eight distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 1999. The percentages noted are: 3.13%, 2.39%, 3.41%, 5.20%, 4.63%, 4.82%, 4.71%, and 4.25%.